Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Capital Leases

The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2014:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2015	797
2016	839
2017	839
2018	839
2019	839
Thereafter	6,143

Total minimum lease payments	10,296
Less: Amount representing interest	3,260

Present value of minimum lease payment, net	$7,036

Future Minimum Payments under Noncancelable Operating Leases

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2014. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2015	4,842
2016	4,644
2017	4,053
2018	2,747
2019	2,197
Thereafter	7,950

Total minimum lease payments	$26,433